Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Outstanding Debt Balance
The table below summarizes the outstanding debt balance as of December 31, 2020 and 2019.

	As of December 31,
	2020	2019
Senior loan	$340,259	$431,454
Credit facility	—	25,000
Less debt issuance costs	(5,104)	(7,954)
Total debt	$335,155	$448,500

Schedule of Maturities of Long-term Debt	Maturities of debt for the next five years and thereafter are as follows:

Year Ended December 31,
2021	$—
2022	—
2023	—
2024	—
2025	340,259
Thereafter	—
Total	$340,259